Loss Per Share - Schedule of Loss Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Per Share [Abstract]
Loss after income tax attributable to shareholders (in Dollars)		$ (268,377)	$ (1,369,643)	$ (1,395,250)
Number of ordinary shares*	[1]	3,446,434	3,431,434	3,410,434
Weighted average number of ordinary shares on issue*	[1]	3,441,050	3,430,562	2,368,265
Basic loss per share (in Dollars per share)	[1]	$ (0.08)	$ (0.4)	$ (0.59)
Diluted loss per share (in Dollars per share)	[1]	$ (0.08)	$ (0.4)	$ (0.59)

[1]	Adjusted for post-share consolidation of 10 shares for 1 share on October 16, 2023.